Share Capital (Details) - Schedule of outstanding warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of warrants [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Number of warrants Outstanding beginning	6,052,918	6,716,668
Number of warrants Granted	40,332,368	336,250
Number of warrants Exercised	(26,957,489)	(1,000,000)
Number of warrants Outstanding ending	19,427,797	6,052,918
Weighted average exercise price [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Weighted average exercise price Outstanding beginning	$ 0.41	$ 0.44
Weighted average exercise price Granted	3.36	0.4
Weighted average exercise price Exercised	3.43	0.4
Weighted average exercise price Outstanding ending	$ 4.16	$ 0.41